Share Capital - Schedule of Shares Issued and Outstanding (Details) - Shares Issued and Outstanding Capital [Member]	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Schedule of Shares Issued and Outstanding [Line Items]
Beginning Balance, Number of shares (in Shares) | shares	70,345	43,289
Beginning Balance, Capital	$ 51,020,121	$ 49,434,692
Cancelled shares, Number of shares (in Shares) | shares	(148,437)	(257)
Cancelled shares, Capital	$ (1,445,188)	$ (200,014)
Share issuance costs, Number of shares (in Shares) | shares
Share issuance costs, Capital	$ (728,056)
Fair value of RSUs redeemed, Number of shares (in Shares) | shares	188,285
Fair value of RSUs redeemed, Capital	$ 1,547,703
Issuance of shares upon conversion of note, Number of shares (in Shares) | shares		7,277
Issuance of shares upon conversion of note, Capital		$ 314,384
Issuance of shares pursuant to the first option payment to acquire a certain land property (note 9), Number of shares (in Shares) | shares		10,998
Issuance of shares pursuant to the first option payment to acquire a certain land property (note 9), Capital		$ 431,149
Ending Balance, Number of shares (in Shares) | shares	2,047,332	70,345
Ending Balance, Capital	$ 63,319,398	$ 51,020,121
Issuance of shares from private placement, Number of shares (in Shares) | shares	243,053
Issuance of shares from private placement, Capital	$ 1,396,702
Issuance of shares upon exercise of prefunded warrants, Number of shares	1,694,086
Issuance of shares upon exercise of prefunded warrants, Capital	$ 11,528,116
Fair value of RSUs issued at $147.20 per share [Member]
Schedule of Shares Issued and Outstanding [Line Items]
Fair value of RSUs issued, Number of shares (in Shares) | shares		5,263
Fair value of RSUs issued, Capital		$ 774,736
Fair value of RSUs issued at $88.80 per share [Member]
Schedule of Shares Issued and Outstanding [Line Items]
Fair value of RSUs issued, Number of shares (in Shares) | shares		2,016
Fair value of RSUs issued, Capital		$ 179,037
Fair value of RSUs issued at $48.96 per share [Member]
Schedule of Shares Issued and Outstanding [Line Items]
Fair value of RSUs issued, Number of shares (in Shares) | shares		1,759
Fair value of RSUs issued, Capital		$ 86,137